UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 72.3%
COMMON STOCKS: 72.0%
CONSUMER DISCRETIONARY: 1.4%
Best Buy Co., Inc. (g)	130,000	$5,530,200
GameStop Corp., Class A (a)(g)(i)	191,747	4,201,177
Lowe’s Cos., Inc.	457,849	11,098,260
Target Corp. (g)	130,000	6,838,000
		27,667,637

CONSUMER STAPLES: 5.5%
Corn Products International, Inc.	438,860	15,210,888
CVS Caremark Corp.	415,000	15,172,400
Estee Lauder Cos, Inc., Class A (i)	110,000	7,135,700
Kraft Foods, Inc., Class A (g)	795,000	24,040,800
Natura Cosmeticos SA	75,000	1,522,479
PepsiCo, Inc. (g)	421,000	27,853,360
Procter & Gamble Co., The (g)	275,000	17,399,250
		108,334,877

ENERGY: 8.4%
Baker Hughes, Inc. (i)	540,410	25,312,804
ConocoPhillips	411,500	21,056,455
ENSCO PLC , ADR	494,300	22,134,754
Noble Corp. (a)	816,154	34,131,560
Petroleo Brasileiro SA, ADR	229,510	10,210,900
Sasol Ltd., ADR	149,900	6,186,373
Southwestern Energy Co. (a)	428,680	17,455,850
Statoil ASA, ADR	686,825	16,023,627
Suncor Energy, Inc.	423,200	13,770,928
XTO Energy, Inc.	203	9,554
		166,292,805

FINANCIALS: 9.8%
American Express Co. (g)	100,000	4,126,000
BBVA, ADR (i)	1,020,812	13,974,921
Bank of America Corp.	1,695,455	30,263,872
Bank of New York Mellon Corp., The (g)	401,300	12,392,144
BlackRock, Inc.	80,900	17,616,784
China Life Insurance Co. Ltd., ADR (i)	110,000	7,924,400
CME Group, Inc. (g)	65,100	20,578,761
Goldman Sachs Group, Inc., The (g)	66,000	11,261,580
Hospitality Properties Trust, REIT	200,000	4,790,000
JPMorgan Chase & Co.	411,725	18,424,694
National Bank of Greece SA (a)	122,222	2,464,993
National Bank of Greece SA, ADR (a)	2,909,825	11,813,890

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
FINANCIALS, continued
optionsXpress Holdings, Inc. (a)	515,058	$8,390,295
State Street Corp. (g)	250,600	11,312,084
T Rowe Price Group, Inc. (i)	160,000	8,788,800
Willis Group Holdings PLC	325,200	10,175,508
		194,298,726

HEALTH CARE: 10.7%
Amgen, Inc. (a)(g)	322,371	19,264,891
Baxter International, Inc.	514,100	29,920,620
Becton Dickinson & Co.	513,530	40,430,217
Gilead Sciences, Inc. (a)(g)	591,000	26,878,680
Johnson & Johnson (g)	400,300	26,099,560
Mylan, Inc. (a)(i)	945,000	21,460,950
Pfizer, Inc.	350,000	6,002,500
Roche Holding AG	90,000	14,616,939
Teva Pharmaceutical Industries, Ltd., ADR (g)	427,581	26,971,809
		211,646,166

INDUSTRIALS: 8.6%
AGCO Corp. (a)(i)	320,000	11,478,400
Cia de Concessoes Rodoviarias	275,000	6,106,644
Cummins, Inc.	462,300	28,639,485
Deere & Co.	648,900	38,583,594
Diana Shipping, Inc. (a)(g)(i)	747,700	11,305,224
Emerson Electric Co. (i)	388,075	19,535,696
Empresas ICA SAB de CV, ADR (a)	930,500	9,463,185
ESCO Technologies, Inc. (i)	189,627	6,032,035
Expeditors International of Washington,Inc	284,500	10,503,740
Ingersoll-Rand PLC	351,400	12,253,318
Nordson Corp. (i)	227,500	15,451,800
		169,353,121

INFORMATION TECHNOLOGY: 16.5%
Adobe Systems, Inc. (a)	125,000	4,421,250
Altera Corp. (i)	225,000	5,469,750
Cisco Systems, Inc. (a)(i)	1,871,748	48,721,600
Citrix Systems, Inc. (a)	227,800	10,813,666
Corning, Inc.	205,500	4,153,155
EMC Corp. (a)	2,291,899	41,345,858
Fiserv, Inc. (a)	555,000	28,171,800
Google, Inc., Class A (a)(g)	43,760	24,812,358
Hewitt Associates, Inc., Class A (a)(i)	664,130	26,419,091

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Hewlett-Packard Co. (g)	95,000	$5,049,250
Intel Corp. (g)	810,000	18,030,600
Intuit, Inc. (a)(i)	810,000	27,815,400
Microsoft Corp. (g)	703,270	20,584,713
QUALCOMM, Inc. (g)	742,200	31,164,978
Riverbed Technology, Inc. (a)	295,700	8,397,880
Taiwan Semiconductor, ADR	430,399	4,514,886
Visa, Inc.	192,290	17,504,159
		327,390,394

MATERIALS: 2.8%
Rio Tinto PLC, ADR	89,300	21,139,989
Syngenta AG, ADR	200,000	11,102,000
United States Steel Corp. (g)(i)	366,570	23,284,525
		55,526,514

TELECOMMUNICATION SERVICES: 4.6%
America Movil SAB de CV, ADR (g)	610,667	30,740,977
American Tower Corp. (a)	711,867	30,332,653
Portugal Telecom SGPS SA	666,771	7,441,835
Vodafone Group PLC, ADR (i)	928,700	21,629,422
		90,144,887

UTILITIES: 3.7%
EQT Corp. (i)	625,300	25,637,300
Oneok, Inc.	663,028	30,267,228
Veolia Environnement, ADR (g)	554,995	19,186,176
		75,090,704

TOTAL COMMON STOCKS (Cost $1,235,379,991)		1,425,745,831

PREFERRED STOCKS: 0.3%
FINANCIALS: 0.3%
National Bank of Greece SA, 9.000% (i)	234,686	5,346,147

TOTAL PREFERRED STOCKS (Cost $5,277,269)		5,346,147

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued

TOTAL STOCKS (Cost $1,240,657,260)		$1,431,091,978

EXCHANGE TRADED FUNDS: 1.2%
iShares Barclays TIPS Bond Fund	50,100	5,205,891
iShares Silver Trust (a)	575,000	9,855,500
PowerShares DB Agriculture Fund (a)	133,583	3,238,052
SPDR Gold Trust (a)	50,250	5,474,738

TOTAL EXCHANGE TRADED FUNDS (Cost $22,731,101)		23,774,181

BONDS: 26.2%
CORPORATE BONDS: 11.5%
CONSUMER DISCRETIONARY: 0.7%
Harley-Davidson Funding Corp., 144A, 5.000%, 12/15/10 (h)	$1,000,000	1,010,895
Harley-Davidson Funding Corp., 144A, 5.250%, 12/15/12 (h)	2,000,000	2,088,324
John Deere Capital Corp., 0.751%, 08/19/10	5,000,000	5,008,815
Staples, Inc., 7.375%, 10/01/12	5,000,000	5,568,850
		13,676,884

CONSUMER STAPLES: 0.9%
Estee Lauder Co., Inc., 6.000%, 01/15/12	1,599,000	1,728,927
Estee Lauder Co., Inc., 7.750%, 11/01/13	5,000,000	5,816,710
Kimberly-Clark Corp., 5.000%, 08/15/13	3,150,000	3,426,954
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,642,030
Kraft Foods, Inc., 6.125%, 08/23/18	2,000,000	2,183,120
		18,797,741

ENERGY: 1.1%
Baker Hughes, Inc., 7.500%, 11/15/18	2,230,000	2,670,360
ConocoPhillips, 5.200%, 05/15/18	2,850,000	3,012,906
Enbridge Energy Partners, LP, 4.750%, 06/01/13	2,000,000	2,104,222
ONEOK Partners LP, 8.625%, 03/01/19 (i)	3,775,000	4,669,128
Petrobras International Finance Co., 7.875%, 03/15/19	2,000,000	2,349,116
Statoil ASA, 5.250%, 04/15/19	3,000,000	3,138,606
Statoil ASA, 144A, 5.125%, 04/30/14 (h)	3,000,000	3,251,259
		21,195,597

FINANCIALS: 4.3%
American Express Bank, FSB, 5.500%, 04/16/13	2,000,000	2,143,448
American Express Centurion Bank, 5.550%, 10/17/12	2,000,000	2,157,270

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
American Express Co., 7.000%, 03/19/18	$1,000,000	$1,137,554
American Express Travel, 144A, 5.250%, 11/21/11 (h)	2,000,000	2,091,026
American Honda Finance Corp., 3.750%, 03/16/11 (c)(US)	2,000,000	2,761,540
American Honda Finance Corp., 144A, 6.700%, 10/01/13 (h)	3,000,000	3,345,642
Bank of America Corp., 3.125%, 06/15/12	1,000,000	1,039,672
Bank of America Corp., 5.250%, 12/01/15	2,000,000	2,032,748
Bank of New York Mellon Corp., The, 4.300%, 05/15/14	4,000,000	4,214,744
BB&T Corp., 6.850%, 04/30/19 (i)	2,000,000	2,277,712
Bear Stearns Co. LLC, 6.950%, 08/10/12	2,000,000	2,216,890
Branch Banking & Trust Co./Wilson NC, 0.577%, 09/13/16	2,000,000	1,830,744
Calvert Social Investment Foundation, 2.000%, 11/30/10	1,500,000	1,500,000
Calvert Social Investment Foundation, 2.000%, 12/31/10	1,500,000	1,500,000
Calvert Social Investment Foundation, 3.000%, 11/30/11	1,500,000	1,500,597
Calvert Social Investment Foundation, 3.000%, 12/31/11	1,500,000	1,500,000
CME Group, Inc., 5.750%, 02/15/14	2,000,000	2,197,544
Credit Suisse New York, 5.000%, 05/15/13	2,455,000	2,640,485
Eaton Vance Corp., 6.500%, 10/02/17	4,000,000	4,314,100
Goldman Sachs Group, Inc., The, 5.450%, 11/01/12	2,000,000	2,163,310
Goldman Sachs Group, Inc., The, 5.350%, 01/15/16	3,350,000	3,533,349
JPMorgan Chase & Co., 5.125%, 09/15/14	2,000,000	2,114,896
JPMorgan Chase & Co., 3.700%, 01/20/15 (i)	2,000,000	2,014,512
Lincoln National Corp., 6.200%, 12/15/11	2,650,000	2,813,611
Merrill Lynch & Co., 6.875%, 04/25/18	2,000,000	2,158,688
Monumental Global Funding, Ltd., 144A, 0.419%, 01/25/13 (h)	2,000,000	1,917,746
Monumental Global Funding, Ltd., 144A, 5.500%, 04/22/13 (h)	2,000,000	2,132,158
National City Corp, 4.000%, 02/01/11	2,000,000	2,045,000
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,221,478
Principal Life Global Funding I, 144A, 6.250%, 02/15/12 (h)	2,000,000	2,139,732
Principal Life Income Funding Trust, 5.300%, 12/14/12	2,000,000	2,159,554
Prudential Financial, Inc., 4.750%, 04/01/14	3,000,000	3,100,539
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,297,498
Prudential Financial, Inc., 4.720%, 11/02/20	3,000,000	2,879,400
Toyota Motor Credit Corp., 4.625%, 02/01/11 (d)(US)	2,000,000	3,110,539
Toyota Motor Credit Corp., 4.130%, 01/18/15	2,000,000	1,961,840
Wilmington Trust Corp., 8.500%, 04/02/18	1,000,000	989,477
		84,155,043

HEALTH CARE: 0.7%
Biogen Idec, Inc., 6.875%, 03/01/18	2,500,000	2,744,088
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	2,000,000	2,192,560
UnitedHealth Group, Inc., 4.875%, 02/15/13	2,500,000	2,675,375
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	124,903

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE, continued
UnitedHealth Group, Inc., 6.000%, 02/15/18	$2,500,000	$2,673,440
WellPoint Health Networks, Inc., 6.375%, 01/15/12	2,991,000	3,226,137
		13,636,503

INDUSTRIALS: 0.6%
Emerson Electric Co., 5.250%, 10/15/18	1,000,000	1,066,826
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,168,640
Pall Corp., 144A, 6.000%, 08/01/12 (h)	2,000,000	2,013,230
Ryder System, Inc., 6.000%, 03/01/13 (i)	2,000,000	2,149,072
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,114,154
Union Pacific Corp., 5.700%, 08/15/18	2,000,000	2,108,172
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,095,802
		12,715,896

INFORMATION TECHNOLOGY: 1.9%
Agilent Technologies, Inc., 5.500%, 09/14/15	3,000,000	3,219,669
Cisco Systems, Inc., 5.500%, 02/22/16	4,400,000	4,909,199
Corning, Inc., 6.200%, 03/15/16	3,000,000	3,279,735
Corning, Inc., 8.875%, 08/15/21 (i)	2,000,000	2,443,304
Fiserv, Inc., 6.125%, 11/20/12	6,000,000	6,534,120
Hewlett-Packard Co., 4.500%, 03/01/13	5,000,000	5,357,145
IBM International Group Capital LLC, 5.050%, 10/22/12	2,845,000	3,090,791
International Business Machines Corp. (IBM), 5.700%, 09/14/17 (i)	5,000,000	5,549,405
Intuit, Inc., 5.400%, 03/15/12 (i)	3,500,000	3,714,085
		38,097,453

MATERIALS: 0.2%
Rio Tinto Finance USA, Ltd., 8.950%, 05/01/14	3,000,000	3,618,171

TELECOMMUNICATION SERVICES: 0.9%
America Movil SAB de CV, 9.000%, 01/15/16 (e)(f)(MX)	52,000,000	4,381,766
American Tower Corp., 144A, 7.250%, 05/15/19 (h)	1,665,000	1,881,450
AT&T, Inc., 4.850%, 02/15/14	2,500,000	2,686,590
Telefonos de Mexico SAB de CV, 8.750%, 01/31/16 (e)(MX)	21,000,000	1,656,781
Verizon Communications, Inc., 5.500%, 04/01/17 (i)	2,000,000	2,136,280
Verizon Communications, Inc., 8.750%, 11/01/18	2,000,000	2,512,994
Virgin Media Finance PLC, 144A, 6.500%, 01/15/18 (h)	1,000,000	1,007,500
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,214,814
		19,478,175

UTILITIES: 0.2%
American Water Capital Corp., 6.085%, 10/15/17	3,000,000	3,213,302

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TOTAL CORPORATE BONDS (Cost $212,860,650)		$228,584,765

U.S. GOVERNMENT AGENCY BONDS: 5.8%
FEDERAL FARM CREDIT BANK (AGENCY): 1.1%
1.050%, 12/23/11	$3,000,000	3,002,544
5.180%, 10/01/14	3,000,000	3,074,244
5.230%, 10/15/14	4,000,000	4,107,184
2.970%, 12/02/14	2,000,000	2,000,908
3.850%, 02/11/15	4,000,000	4,210,096
4.150%, 02/25/19	2,000,000	1,978,694
5.500%, 08/22/19	1,900,000	2,094,231
5.500%, 08/17/20	1,500,000	1,524,189
		21,992,090

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 2.3%
4.875%, 11/15/11 (i)	6,000,000	6,380,832
5.375%, 09/07/12	5,000,000	5,105,295
5.000%, 09/14/12	2,500,000	2,706,923
4.110%, 09/27/13	4,000,000	4,277,240
5.210%, 10/06/14	3,000,000	3,076,158
2.000%, 12/30/14	4,000,000	4,007,776
1.500%, 01/15/15	2,500,000	2,512,328
4.000%, 01/28/15	4,000,000	4,105,484
3.750%, 09/03/15	2,000,000	2,019,546
3.650%, 03/22/17	3,000,000	2,976,042
5.125%, 12/13/17	3,500,000	3,604,920
5.000%, 03/28/18	4,050,000	4,145,580
		44,918,124

FREDDIE MAC (AGENCY): 0.4%
1.375%, 01/09/13 (i)	1,000,000	992,889
2.125%, 08/26/13	3,000,000	3,001,467
4.000%, 10/14/16	2,000,000	2,002,490
4.000%, 12/29/17	2,135,000	2,122,145
		8,118,991

FANNIE MAE (AGENCY): 2.0%
4.750%, 04/19/10	3,000,000	3,006,426
2.050%, 01/28/13	3,000,000	2,996,463
4.000%, 01/28/13	7,000,000	7,424,781
4.000%, 04/02/13	3,000,000	3,184,992
3.000%, 06/29/15	3,000,000	2,983,263

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE (AGENCY), continued
3.125%, 06/29/15	$2,000,000	$1,992,098
3.000%, 08/17/15	3,000,000	2,996,946
3.000%, 08/17/15 (i)	2,000,000	1,988,386
2.500%, 09/30/15	3,000,000	2,980,545
3.000%, 12/28/16	4,000,000	4,013,116
4.000%, 01/29/20	3,000,000	3,022,377
4.000%, 03/10/20	3,000,000	2,991,915
		39,581,308

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $112,321,018)		114,610,513

GOVERNMENT BONDS: 0.7%
Canadian Government, 2.500%, 06/15/15 (b)(CA)	3,000,000	2,896,588
Private Export Funding Corp., 4.974%, 08/15/13	2,000,000	2,186,456
US Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,203,937
US Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,298,915

TOTAL GOVERNMENT BONDS (Cost $12,887,483)		13,585,896

MUNICIPAL BONDS: 2.6%
Alderwood Washington Water & Wastewater District, 5.150%, 12/01/25	2,435,000	2,396,308
Chicago Illinois, 5.250%, 01/01/17	4,000,000	4,508,640
Chigaco Board of Education, 5.000%, 12/01/24	3,000,000	3,169,590
Florida State Board of Education, 5.250%, 06/01/16	1,180,000	1,359,596
Florida State Board of Education, 5.000%, 06/01/16	3,050,000	3,391,539
Georgia State, 5.000%, 05/01/23	2,000,000	2,254,560
Illinois State Toll Highway Authority, 5.000%, 01/01/23	4,000,000	4,217,960
Illinois State Toll Highway Authority, Series A-1, 5.000%, 01/01/23	2,000,000	2,127,460
Iowa Finance Authority Revolving Fund, 5.000%, 08/01/26	2,000,000	2,185,120
Massachusetts Bay Transportation Authority, 5.250%, 07/01/14	1,185,000	1,356,730
Massachusetts State, 5.000%, 09/01/14	2,000,000	2,268,800
Massachusetts Water Resource Authority, 5.000%, 08/01/23	2,450,000	2,698,283
Massachusetts Water Resource Authority, 5.000%, 08/01/26	2,560,000	2,756,403
Metropolitan Washington DC Airport Authority, 4.625%, 10/01/24	3,000,000	3,096,690
Pennsylvania Convention Center, 4.920%, 09/01/10	2,000,000	2,008,900
Pennsylvania State Turnpike Commission, 6.700%, 06/01/18	4,815,000	5,007,311
Portland Oregon Urban Renewal & Redevelopment, 6.031%, 06/15/18	3,800,000	4,015,650
San Diego County California Pension Obligation, 5.728%, 08/15/17	3,000,000	3,119,760

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
TOTAL MUNICIPAL BONDS (Cost $50,762,021)		$51,939,300

U.S. TREASURY NOTES: 1.6%
2.875%, 06/30/10	$5,000,000	5,034,965
2.375%, 08/31/10 (i)	3,000,000	3,027,540
3.375%, 06/30/13 (i)	1,000,000	1,052,579
1.875%, 07/15/13 (TIPS)(i)	2,359,340	2,498,135
3.125%, 08/31/13 (i)	5,000,000	5,218,755
3.125%, 09/30/13 (i)	3,000,000	3,129,141
2.750%, 10/31/13 (i)	7,000,000	7,205,079
2.000%, 01/15/14 (TIPS)(i)	3,517,740	3,738,422

TOTAL U.S. TREASURY NOTES (Cost $29,950,593)		30,904,616

MORTGAGE-BACKED SECURITIES: 4.0%
U.S. GOVERNMENT MORTGAGE-BACKED: 3.8%
GINNIE MAE (MORTGAGE BACKED): 0.4%
6.000%, 02/15/19	375,038	405,968
6.000%, 05/15/21	794,332	858,353
6.000%, 07/15/21	146,841	158,676
6.000%, 02/15/22	2,000,371	2,161,258
6.000%, 08/15/35	1,540,177	1,655,559
6.000%, 05/20/36	594,481	638,675
6.000%, 01/15/38	2,019,980	2,161,206
6.000%, 01/15/38	1,074,131	1,149,227
		9,188,922

FREDDIE MAC (MORTGAGE-BACKED): 0.7%
4.000%, 04/01/10	523,489	525,003
4.000%, 05/01/14	829,253	852,710
5.000%, 08/01/18	1,760,985	1,882,279
4.000%, 09/01/18	389,122	403,846
4.500%, 09/01/18	659,471	694,409
5.000%, 10/01/18	655,846	700,610
5.500%, 10/01/18	431,124	465,939
5.500%, 10/01/18	297,704	321,745
5.000%, 11/01/18	300,999	321,543
5.000%, 11/01/18	309,021	330,113
5.634%, 05/01/36	461,254	486,346
5.915%, 04/01/37	2,044,994	2,142,250
6.750%, 09/01/37	287,515	306,382

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FREDDIE MAC (MORTGAGE-BACKED), continued
6.245%, 10/01/37	$332,000	$354,098
5.000%, 07/01/39	3,413,250	3,529,255
		13,316,528

FANNIE MAE (MORTGAGE BACKED): 2.7%
4.000%, 09/01/10	433,645	438,839
5.500%, 11/01/11	40,495	41,789
5.000%, 01/01/14	531,825	550,954
5.000%, 02/01/14	355,768	368,729
5.000%, 04/01/18	1,867,309	1,993,009
4.500%, 07/01/18	2,069,024	2,178,960
3.500%, 09/01/18	1,063,185	1,056,736
3.500%, 10/01/18	109,353	108,689
3.500%, 10/01/18	755,490	750,907
5.000%, 11/01/18	86,207	92,010
5.000%, 11/01/18	332,321	354,692
5.000%, 11/01/18	581,460	620,602
5.000%, 02/01/19	1,387,775	1,478,593
4.000%, 02/01/19	1,850,719	1,922,035
4.500%, 11/01/19	1,274,535	1,340,265
5.000%, 01/01/20	1,185,645	1,263,235
5.000%, 03/01/20	987,161	1,050,528
5.000%, 10/01/20	1,897,423	2,019,221
5.000%, 10/01/23	1,156,564	1,206,763
4.500%, 01/01/25	1,134,496	1,178,325
8.000%, 05/01/30	54,722	63,477
6.000%, 09/25/30	3,250,000	3,407,940
6.500%, 06/01/32	353,482	390,603
3.642%, 12/01/33	304,816	315,165
3.238%, 12/01/33	655,980	684,593
6.000%, 02/01/34	1,299,377	1,402,129
2.552%, 05/01/34	2,204,361	2,269,902
4.261%, 01/01/35	1,889,887	1,970,426
2.200%, 03/01/35	1,399,054	1,422,006
4.645%, 06/01/35	995,110	1,042,819
5.500%, 10/01/35	2,943,203	3,112,022
6.000%, 04/01/36	93,125	99,412
6.000%, 04/01/36	514,686	549,435
5.380%, 05/01/36	1,897,617	1,996,751
5.548%, 06/01/37	2,025,365	2,137,469
6.000%, 03/01/39	3,073,437	3,268,454

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FREDDIE MAC (MORTGAGE-BACKED), continued
5.000%, 03/01/39	$3,358,358	$3,469,686
6.000%, 01/25/41	5,195,679	5,455,436
		53,072,606

COMMERCIAL MORTGAGE-BACKED: 0.2%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	2,000,000	2,024,451
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,038,913
		4,063,364

TOTAL MORTGAGE-BACKED SECURITIES (Cost $76,689,968)		79,641,420

TOTAL BONDS (Cost $495,471,733)		519,266,510

CERTIFICATES OF DEPOSIT: 0.1%
Hope Community Credit Union, 2.250%, 05/07/10	100,000	100,000
Self Help Venture Note, 4.228%, 01/29/15	2,000,000	2,000,000
ShoreBank Chicago, 0.900%, 04/09/10	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,600,000)		2,600,000

MONEY MARKET: 0.1%
Self Help Credit Union Money Market Account (Cost $1,006,361)	1,006,361	1,006,361

TIME DEPOSIT: 0.3%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/10	6,401,000	6,401,000
TOTAL TIME DEPOSIT (Cost $6,401,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 8.0%
State Street Navigator Securities Lending Prime Portfolio, 0.210% (Cost $157,624,223)	157,624,223	157,624,223

TOTAL INVESTMENTS: 108.2% (Cost $1,926,491,678)		2,141,764,253

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

Payable upon return of securities loaned - (Net): -8.0%		$(157,624,223)

Other assets and liabilities - (Net):- 0.2%		(4,798,862)

Net Assets: 100.0%		$1,979,341,168

(a)	Non income producing security.
(b)	Principal amount is in Canadian dollars; value is in U.S. dollars.
(c)	Principal amount is in Euro dollars; value is in U.S. dollars.
(d)	Principal amount is in Great British pounds; value is in U.S. dollars.
(e)	Principal amount is in Mexican pesos; value is in U.S. dollars.
(f)	Illiquid security.
(g)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(h)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(i)	Security or partial position of this security was on loan as of March 31, 2010. The total market value of securities on loan as of March 31, 2010 was $153,716,648.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

CA - Canada

MX - Mexico

US - United States

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
America Movil ADR, Series L expires January 2011, exercise price $55.00	100	$(28,500)
America Movil ADR, Series L expires January 2011, exercise price $60.00	500	(75,000)
CME Group, Inc. expires September 2010, exercise price $360.00	650	(637,000)
Google, Inc. expires January 2011, exercise price $770.00	100	(52,000)
Intel Corp. expires January 2011, exercise price $25.00	1,000	(96,000)
QUALCOMM, Inc. expires January 2011, exercise price $45.00	1,000	(278,000)
United States Steel Corp. expires January 2011, exercise price $85.00	1,000	(360,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $1,457,031)		$(1,526,500)

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
SCHEDULE OF WRITTEN OPTIONS, continued
PUTS:
American Express Co. expires January 2011, exercise price $20.00	300	$(9,000)
Amgen, Inc. expires January 2011, exercise price $45.00	250	(33,500)
Bank of New York Mellon Corp., The expires January 2011, exercise price $20.00	300	(15,600)
Best Buy Co. expires January 2011, exercise price $30.00	300	(24,000)
Diana Shipping, Inc. expires January 2011, exercise price $12.50	500	(45,000)
GameStop Corp. expires January 2011, exercise price $17.50	300	(36,000)
Gilead Sciences, Inc. expires January 2011, exercise price $40.00	265	(56,445)
Goldman Sachs Group, Inc. expires January 2011, exercise price $110.00	100	(24,800)
Hewlett-Packard Co. expires January 2011, exercise price $35.00	300	(18,300)
Intel Corp., expires January 2011, exercise price $15.00	300	(10,800)
Johnson & Johnson expires January 2011, exercise price $50.00	400	(25,600)
Kraft Foods, Inc. expires January 2011, exercise price $25.00	500	(35,500)
Microsoft Corp. expires January 2011, exercise price $17.50	500	(12,500)
Netflix, Inc., expires January 2011, exercise price $40.00	300	(33,000)
PepsiCo, Inc. expires January 2011, exercise price $45.00	200	(8,200)
Pfizer, Inc., expires January 2011, exercise price $15.00	500	(42,000)
Procter & Gamble Co., The expires January 2011, exercise price $50.00	100	(9,700)
Procter & Gamble Co., The expires January 2011, exercise price $45.00	300	(15,000)
Qualcomm, Inc. expires January 2011, exercise price $35.00	500	(91,500)
State Street Corp. expires January 2011, exercise price $35.00	250	(40,000)
Target Corp., expires January 2011, exercise price $22.50	200	(4,000)
Veolia Environnement, ADR expires October 2010, exercise price $30.00	300	(39,000)
Verizon Communications, Inc. expires January 2011, exercise price $20.00	1,300	(33,800)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,418,171)		$(663,245)

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.9%
CONSUMER DISCRETIONARY: 11.4%
Amazon.com, Inc. (a)(c)	8,100	$1,099,413
Best Buy Co., Inc.	25,750	1,095,405
BorgWarner, Inc. (a)	38,000	1,450,840
Darden Restaurants, Inc.	36,750	1,636,845
Lowe’s Cos., Inc.	65,783	1,594,580
Macy’s, Inc. (c)	52,000	1,132,040
NIKE, Inc., Class B	19,710	1,448,685
TJX Cos., Inc.	32,792	1,394,316
VF Corp. (c)	10,100	809,515
		11,661,639

CONSUMER STAPLES: 7.2%
CVS Caremark Corp.	30,000	1,096,800
General Mills, Inc.	29,000	2,052,910
PepsiCo, Inc.	25,680	1,698,989
Procter & Gamble Co., The (c)	19,600	1,240,092
Whole Foods Market, Inc. (a)(d)	37,000	1,337,550
		7,426,341

ENERGY: 8.0%
Baker Hughes, Inc. (d)	30,000	1,405,200
ConocoPhillips	18,750	959,438
Devon Energy Corp.	16,144	1,040,158
Lufkin Industries, Inc.	12,667	1,002,593
Noble Corp. (a)	27,500	1,150,050
Petroleo Brasileiro SA, ADR	32,500	1,445,925
Statoil ASA, ADR	53,500	1,248,155
		8,251,519

FINANCIALS: 8.0%
ACE, Ltd.	19,900	1,040,770
Alexandria Real Estate Equities, REIT	9,200	621,920
Bank of America Corp.	68,000	1,213,800
CB Richard Ellis Group, Inc., Class A (a)	77,000	1,220,450
Digital Realty Trust, Inc., REIT (d)	20,600	1,116,520
JPMorgan Chase & Co.	29,125	1,303,344
Northern Trust Corp. (d)	14,250	787,455
Tower Group, Inc.	42,710	946,881
		8,251,140

HEALTH CARE: 15.0%
Baxter International, Inc.	24,250	1,411,350
Catalyst Health Solutions, Inc. (a)	27,500	1,137,950

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Celgene Corp. (a)	18,250	$1,130,770
Express Scripts, Inc. (a)	10,750	1,093,920
Gen-Probe, Inc. (a)	23,750	1,187,500
Gilead Sciences, Inc. (a)	33,503	1,523,716
Johnson & Johnson	19,250	1,255,100
King Pharmaceuticals, Inc. (a)	85,500	1,005,480
St. Jude Medical, Inc. (a)	21,750	892,838
Teva Pharmaceutical Industries, Ltd., ADR	31,750	2,002,790
Thermo Fisher Scientific, Inc. (a)	37,712	1,939,905
Volcano Corp. (a)	35,000	845,600
		15,426,919

INDUSTRIALS: 12.7%
Cummins, Inc.	20,500	1,269,975
Expeditors International of Washington, Inc.	44,100	1,628,172
Landstar System, Inc.	22,000	923,560
Pall Corp.	34,125	1,381,721
Quanta Services, Inc. (a)	61,700	1,182,172
Roper Industries, Inc.	21,500	1,243,560
Terex Corp. (a)	57,000	1,294,470
Union Pacific Corp.	22,500	1,649,250
United Parcel Service, Inc., Class B	24,251	1,562,007
UTi Worldwide, Inc.	62,000	949,840
		13,084,727

INFORMATION TECHNOLOGY: 29.5% (b)
Adobe Systems, Inc. (a)	38,000	1,344,060
Agilent Technologies, Inc. (a)(d)	32,500	1,117,675
ASML Holding NV (d)	39,500	1,398,300
BMC Software, Inc. (a)	30,250	1,149,500
Brocade Communications Systems, Inc. (a)	162,000	925,020
Cisco Systems, Inc. (a)(c)	69,000	1,796,070
Citrix Systems, Inc. (a)	23,500	1,115,545
Cognizant Technology Solutions, Class A (a)	40,000	2,039,200
EMC Corp. (a)	77,000	1,389,080
Google, Inc., Class A (a)(c)	4,450	2,523,195
Intel Corp.	56,500	1,257,690
International Business Machines Corp. (c)	17,467	2,240,143
Itron, Inc. (a)	8,500	616,845
Juniper Networks, Inc. (a)	40,000	1,227,200
Microsoft Corp.	34,751	1,017,162
NetApp, Inc. (a)(c)	46,000	1,497,760
Nuance Communications, Inc. (a)	64,500	1,073,280

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
QUALCOMM, Inc.	37,000	$1,553,630
Riverbed Technology, Inc. (a)	35,000	994,000
Salesforce.com, Inc. (a)	12,500	930,625
Sybase, Inc. (a)	27,900	1,300,698
Texas Instruments, Inc.	44,500	1,088,915
Trimble Navigation, Ltd. (a)	27,625	793,390
		30,388,983

MATERIALS: 3.9%
Nucor Corp. (d)	25,750	1,168,535
Rio Tinto PLC, ADR	3,500	828,555
Syngenta AG, ADR	22,400	1,243,424
Wacker Chemie AG	5,370	801,290
		4,041,804

TELECOMMUNICATION SERVICES: 1.4%
Vodafone Group PLC, ADR	59,838	1,393,626

UTILITIES: 0.8%
American Water Works Co., Inc.	38,904	846,550

TOTAL COMMON STOCKS (Cost $84,829,582)		100,773,248

EXCHANGE TRADED FUNDS: 0.4%
ProShares UltraShort Lehman 20+ Yr (a)	9,500	462,555

TOTAL EXHANGE TRADED FUNDS (Cost $454,149)		462,555

TIME DEPOSIT: 1.9%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/10	$1,953,000	1,953,000
TOTAL TIME DEPOSIT (Cost $1,953,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 3.8%
State Street Navigator Securities Lending Prime Portfolio, 0.210% (Cost $3,903,606)	3,903,606	3,903,606

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

TOTAL INVESTMENTS: 104.0% (Cost $91,140,337)		$107,092,409

Payable upon return of securities loaned - (Net): -3.8%		(3,903,606)

Other assets and liabilities - (Net): -0.2%		(204,632)

Net Assets: 100.0%		$102,984,171

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector. Fund meets diversification requirements.
(c)	Security or partial position of this security has been segregated by the custodian to cover options contracts.
(d)	Security or partial position of this security was on loan as of March 31, 2010. The total market value of securities on loan as of March 31, 2010 was $7,144,813.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
Amazon.com, Inc. expires January 2011, exercise price $200.00	8	$(1,792)
Google, Inc. expires January 2011, exercise price $750.00	3	(1,980)
Macy’s, Inc. expires January 2011, exercise price $25.00	100	(16,000)
NetApp, Inc. expires January 2011, exercise price $35.00	75	(20,625)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $40,091)		$(40,397)

PUTS:
Johnson & Johnson expires January 2011, exercise price $50.00	30	$(1,920)
Procter & Gamble Co., The expires January 2011, exercise price $45.00	30	(1,500)
Target Corp. expires January 2011, exercise price $30.00	45	(1,710)
VF Corp. expires May 2010, exercise price $60.00	25	(250)
TOTAL WRITTEN PUT OPTIONS (Premiums Received $27,770)		$(5,380)

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 86.4%
CONSUMER DISCRETIONARY: 6.6%
GameStop Corp., Class A (a)	8,500	$186,234
Jamba, Inc. (a)	25,000	68,000
Nobel Learning Communities, Inc. (a)	10,207	80,023
PetMed Express, Inc.	500	11,085
Pool Corp.	100	2,264
Quiksilver, Inc. (a)	1,801	8,519
		356,125

CONSUMER STAPLES: 6.7%
Alberto-Culver Co.	3,900	101,985
Cal-Maine Foods, Inc.	3,000	101,670
Corn Products International, Inc.	1,600	55,456
Susser Holdings Corp. (a)	11,935	100,851
		359,962

ENERGY: 7.6%
Allis-Chalmers Energy, Inc. (a)	17,429	61,699
ENSCO PLC , ADR	3,000	134,340
Exterran Holdings, Inc. (a)	1,000	24,170
Helix Energy Solutions Group, Inc. (a)	10,000	130,300
Natural Gas Services Group, Inc. (a)	2,000	31,740
T-3 Energy Services, Inc. (a)	800	19,648
Whiting Petroleum Corp. (a)	100	8,084
		409,981

FINANCIALS: 15.7% (b)
American Physicians Capital, Inc.	2,233	71,344
American Physicians Service Group, Inc.	6,186	154,650
Amtrust Financial Services, Inc.	8,500	118,575
Capital Southwest Corp.	1,000	90,880
Hercules Technology Growth Capital, Inc.	8,000	84,720
Knight Capital Group, Inc. (a)	3,000	45,750
optionsXpress Holdings, Inc. (a)	8,000	130,320
Penson Worldwide, Inc. (a)	11,052	111,294
Waddell & Reed Financial, Inc.	100	3,604
Westwood Holdings Group, Inc.	1,100	40,480
		851,617

HEALTH CARE: 22.7%
Align Technology, Inc. (a)	7,000	135,380
Bio-Reference Labs, Inc. (a)	100	4,397
CardioNet, Inc. (a)	12,000	91,800
Gen-Probe, Inc. (a)	2,000	100,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Hologic, Inc. (a)	9,000	$166,860
King Pharmaceuticals, Inc. (a)	7,000	82,320
Medidata Solutions, Inc. (a)	3,000	45,600
Natus Medical, Inc. (a)	11,361	180,754
Pharmaceutical Product Development, Inc.	4,500	106,875
SonoSite, Inc. (a)	1,500	48,165
Transcend Services, Inc. (a)	5,861	95,241
United Therapeutics Corp. (a)	100	5,533
VCA Antech, Inc. (a)	6,000	168,180
		1,231,105

INDUSTRIALS: 6.2%
Coleman Cable, Inc. (a)	25,600	126,464
Insteel Industries, Inc.	3,016	32,241
Pentair, Inc.	100	3,562
SYKES Enterprises, Inc. (a)	3,000	68,520
WESCO International, Inc. (a)	3,000	104,130
		334,917

INFORMATION TECHNOLOGY: 16.6%
Cogent, Inc. (a)	17,000	173,400
EarthLink, Inc.	22,000	187,879
Factset Research Systems, Inc.	500	36,685
ICx Technologies, Inc. (a)	4,000	27,880
Internet Capital Group, Inc. (a)	16,064	135,741
Micros Systems, Inc. (a)	1,000	32,880
Nuance Communications, Inc. (a)	3,000	49,920
NVE Corp. (a)	100	4,530
Riverbed Technology, Inc. (a)	1,500	42,600
Sybase, Inc. (a)	1,900	88,578
TheStreet.com, Inc.	31,738	117,431
		897,524

MATERIALS: 0.9%
Aptargroup, Inc.	1,200	47,220

UTILITIES: 3.4%
UGI Corp.	7,000	185,780

TOTAL COMMON STOCKS (Cost $4,302,300)		4,674,231

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TIME DEPOSIT: 14.4%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/2010	$778,000	$778,000
TOTAL TIME DEPOSIT (Cost $778,000)

TOTAL INVESTMENTS: 100.8% (Cost $5,080,300)		5,452,231

Other assets and liabilities - (Net): -0.8%		(40,975)

Net Assets: 100.0%		$5,411,256

(a) Non-income producing security.

ADR - American Depository Receipt

Schedule of Investments (Unaudited)
Pax World International Fund	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS: 92.0%
COMMON STOCKS: 91.3%
AUSTRALIA: 5.6%
CSL, Ltd.	10,372	$346,438
National Australia Bank, Ltd.	16,200	408,744
Sims Metal Management, Ltd.	10,224	201,469
		956,651

AUSTRIA: 1.6%
OMV AG	7,300	273,697

BELGUIM: 1.9%
Anheuser-Busch InBev NV (a)	6,500	326,935

BRAZIL: 2.2%
Cia de Concessoes Rodoviarias	6,000	133,236
Natura Cosmeticos SA	11,900	241,567
		374,803

CHINA: 0.5%
Suntech Power Holdings Co., Ltd., ADR (a)	6,636	93,037

FINLAND: 2.0%
Fortum Oyj	13,900	340,184

FRANCE: 4.1%
CGG-Veritas, ADR (a)	4,839	137,040
L’Oreal SA	1,550	163,004
Neopost SA	2,010	160,623
Veolia Environnement, ADR	7,300	252,361
		713,028

GERMANY: 6.8%
Fresenius Medical Care AG & Co., ADR	6,099	342,520
Linde AG	1,250	149,098
Metro AG	4,000	237,313
Munich Re	1,790	290,368
Wacker Chemie AG	1,060	158,169
		1,177,468

GREAT BRITAIN: 12.7%
BG Group PLC	20,100	348,088
Game Group PLC	170,000	253,909
HSBC Holdings PLC, ADR	3,588	181,876
ICAP PLC	37,730	213,879

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued
GREAT BRITAIN, continued
Pennon Group PLC	22,000	$174,676
Rio Tinto PLC, ADR	692	163,817
Sage Group PLC, The	44,500	161,565
Spectris PLC	8,400	105,613
Standard Chartered PLC	8,509	231,932
Vodafone Group PLC, ADR	15,000	349,350
		2,184,705

GREECE: 1.6%
Diana Shipping, Inc. (a)	9,300	140,616
National Bank of Greece SA (a)	6,211	125,264
		265,880

HONG KONG: 1.4%
Sun Hung Kai Properties, Ltd.	16,000	239,890

IRELAND: 0.7%
Kingspan Group PLC (a)	14,900	127,778

ISRAEL: 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	5,230	329,908

JAPAN: 20.6%
Canon, Inc., ADR	3,800	175,598
Central Japan Railway Co.	47	358,274
Daiseki Co., Ltd.	9,400	195,951
Eisai Co., Ltd.	9,500	338,750
Honda Motor Co, Ltd., ADR	7,900	278,791
Horiba, Ltd.	4,300	123,669
Kao Corp.	11,800	299,267
Komatsu, Ltd.	10,900	229,003
Kurita Water Industries, Ltd.	7,100	201,392
Mizuho Financial Group, Inc.	148,600	293,789
Nippon Building Fund, Inc., REIT	44	379,146
Nippon Electric Glass Co., Ltd.	6,000	84,690
Tokuyama Corp.	33,000	182,959
Unicharm Corp.	2,500	241,368
Yamatake Corp.	6,800	159,254
		3,541,901

LUXEMBOURG: 0.5%
Tenaris SA, ADR	1,830	78,580

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCK, continued
MEXICO: 1.6%
America Movil SAB de CV, ADR	3,107	$156,406
Empresas ICA SAB de CV, ADR (a)	12,000	122,040
		278,446

NETHERLANDS: 3.6%
Koninklijke KPN NV	22,047	349,863
Reed Elsevier NV, ADR	11,300	274,138
		624,001

NORWAY: 3.6%
Statoil ASA, ADR	26,400	615,912

PORTUGAL: 1.4%
Portugal Telecom SGPS SA, ADR	21,430	238,087

SINGAPORE: 1.5%
Hyflux, Ltd.	53,000	128,592
Raffles Education Corp., Ltd.	487,000	126,893
		255,485

SPAIN: 2.0%
BBVA, ADR	10,800	147,852
Gamesa Corp. Tecnologica SA	14,600	199,968
		347,820

SWEDEN: 2.2%
Hennes & Mauritz AB	5,900	383,658

SWITZERLAND: 6.3%
Credit Suisse Group AG, ADR	3,448	177,158
Roche Holding AG	3,430	557,068
Syngenta AG, ADR	6,400	355,264
		1,089,490

TAIWAN: 1.2%
Taiwan Semiconductor, ADR	20,400	213,996

TURKEY: 3.8%
Turkcell Iletisim Hizmet AS, ADR	16,700	251,502
Turkiye Halk Bankasi AS	56,000	406,519
		658,021

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
STOCKS, continued
COMMON STOCKS, continued

TOTAL COMMON STOCKS (Cost $14,958,725)		$15,729,361

PREFERRED STOCK: 0.7%
GREECE: 0.7%
National Bank of Greece SA, 9.000%	5,000	113,900

TOTAL PREFERRED STOCK (Cost $104,933)		113,900

TOTAL STOCKS (Cost $15,063,658)		15,843,261

EXCHANGE TRADED FUNDS: 8.3%
TURKEY: 1.2%
FTSE Istanbul Bond Mutual Fund (a)	2,070	216,172

UNITED STATES: 7.1%
CurrencyShares Japanese Yen Trust (a)	2,900	307,545
PowerShares DB Commodity Index Tracking Fund (a)	11,800	277,536
SPDR Gold Trust (a)	2,750	299,613
WisdomTree Dreyfus China Yuan Fund (a)	13,400	337,010
		1,221,704

TOTAL EXCHANGE TRADED FUNDS (Cost $1,426,690)		1,437,876

TIME DEPOSIT: 0.4%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/2010	79,000	79,000
TOTAL TIME DEPOSIT (Cost $79,000)

TOTAL INVESTMENTS: 100.7% (Cost $16,569,348)		17,360,137

Other assets and liabilities - (Net):- 0.7%		(124,675)

Net Assets: 100.0%		$17,235,462

(a) Non-income producing security.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$1,317,389	7.6%
CONSUMER STAPLES	1,509,454	8.8%
ENERGY	1,453,317	8.4%
FINANCIALS	3,096,417	18.0%
HEALTH CARE	1,914,684	11.1%
INDUSTRIALS	1,801,295	10.5%
INFORMATION TECHNOLOGY	1,185,008	6.9%
MATERIALS	1,210,776	7.0%
TELECOMMUNICATIONS SERVICES	1,345,208	7.8%
UTILITIES	895,813	5.2%
PREFERRED STOCK	113,900	0.7%
EXCHANGE TRADED FUNDS	1,437,876	8.3%
TIME DEPOSIT	79,000	0.4%
Other assets and liabilities - (Net)	(124,675)	-0.7%
TOTAL	$17,235,462	100.0%

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
PREFERRED STOCKS: 1.5%
PREFERRED BANKING: 1.1%
National Bank of Greece SA, 9.000% (f)	179,065	$4,079,101

REAL ESTATE: 0.4%
Health Care REIT, Inc., 7.625% (f)	67,700	1,672,190

TOTAL PREFERRED STOCKS (Cost $5,641,617)		5,751,291

CORPORATE BONDS: 93.2%
BASIC INDUSTRY: 2.5%
Grupo Papelero Scribe SA, 144A, 8.875%, 04/07/20 (a)	$2,000,000	2,000,000
Interline Brands, Inc., 8.125%, 06/15/14	941,000	973,935
PE Paper Escrow GmbH, 144A, 12.000%, 08/01/14 (a)(f)	2,500,000	2,829,823
Sappi Papier Holding AG, 144A, 6.750%, 06/15/12 (a)	3,500,000	3,485,993
United States Steel Corp., 7.375%, 04/01/20	500,000	503,750
		9,793,501

CAPITAL GOODS: 2.8%
Altra Holdings, Inc., 144A, 8.125%, 12/01/16 (a)	500,000	510,625
Coleman Cable, Inc., 144A, 9.000%, 02/15/18 (a)(f)	3,000,000	3,045,000
Solo Cup Co., 8.500%, 02/15/14 (f)	6,999,000	6,876,518
Solo Cup Co./Operating Corp., 10.500%, 11/01/13 (f)	250,000	265,000
		10,697,143

CONSUMER CYCLICAL: 12.3%
Brown Shoe Co., Inc., 8.750%, 05/01/12	7,000,000	7,175,000
Human Touch LLC, 144A, 15.000%, 03/30/14 (a)(b)(e)	277,989	55,598
Leslie’s Poolmart, Inc., 7.750%, 02/01/13 (f)	5,300,000	5,392,750
Levi Strauss & Co., 9.750%, 01/15/15 (f)	5,200,000	5,473,000
Perry Ellis International, Inc., 8.875%, 09/15/13	6,000,000	6,157,500
Quiksilver, Inc., 6.875%, 04/15/15 (f)	8,650,000	8,044,500
Sally Holdings LLC/Capital, Inc., 10.500%, 11/15/16 (f)	6,000,000	6,570,000
Stater Brothers Holdings, 7.750%, 04/15/15 (f)	1,500,000	1,522,500
Susser Holdings & Finance Corp., 10.625%, 12/15/13	4,450,000	4,650,250
Wallace Theater Holdings, Inc., 144A, 12.500%, 06/15/13 (a)	2,500,000	2,581,250
		47,622,348

CONSUMER NON-CYCLICAL: 7.5%
Chiquita Brands International, Inc., 8.875%, 12/01/15 (f)	7,000,000	7,297,500
Da-Lite Screen Co., Inc., 9.500%, 05/15/11 (b)	6,000,000	6,165,000
Easton-Bell Sports, Inc., 144A, 9.750%, 12/01/16 (a)(f)	3,750,000	3,965,625
Fage Dairy Industry SA, 144A, 9.875%, 02/01/20 (a)(f)	5,000,000	4,700,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
CONSUMER NON-CYCLICAL, continued
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(c)(SA)	$3,889,000	$5,383,997
Libbey Glass, Inc., 144A, 10.000%, 02/15/15 (a)(f)	100,000	105,750
Rathgibson, Inc., 11.250%, 02/15/14 (b)(g)	1,745,000	436,250
WII Components, Inc., 10.000%, 02/15/12 (b)	1,175,000	910,625
		28,964,747

ENERGY: 8.3%
Allis-Chalmers Energy, Inc., 9.000%, 01/15/14 (f)	6,000,000	5,790,000
Compagnie Generale de Geophysique SA, 7.500%, 05/15/15 (f)	3,980,000	4,009,850
Crosstex Energy Finance, 144A, 8.875%, 02/15/18 (a)(f)	1,000,000	1,036,250
Forest Oil Corp., 8.500%, 02/15/14 (f)	3,500,000	3,710,000
Helix Energy Solutions Group, Inc., 144A, 9.500%, 01/15/16 (a)	6,000,000	6,210,000
Parker Drilling Co., 144A, 9.125%, 04/01/18 (a)(f)	500,000	514,375
Penn Virginia Corp , 10.375%, 06/15/16 (f)	4,000,000	4,360,000
PHI, Inc., 7.125%, 04/15/13 (f)	6,650,000	6,492,063
		32,122,538

HEALTH CARE: 12.9%
Alliance HealthCare Services, 144A, 8.000%, 12/01/16 (a)	7,000,000	6,545,000
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16	7,500,000	8,287,500
Biomet, Inc., 11.625%, 10/15/17 (f)	6,000,000	6,750,000
Biomet, Inc., 10.000%, 10/15/17 (f)	1,500,000	1,661,250
BioScrip, Inc., 144A, 10.250%, 10/01/15 (a)(b)	5,000,000	5,112,500
HCA, Inc., 9.250%, 11/15/16	6,000,000	6,393,750
HCA, Inc., 144A, 9.875%, 02/15/17 (a)	250,000	273,750
Health Management Association, Inc., 6.125%, 04/15/16	4,000,000	3,830,000
StoneMor/Cornerstone/Osiris, 144A, 10.250%, 12/01/17 (a)	5,000,000	5,175,000
US Oncology, Inc., 10.750%, 08/15/14	5,810,000	6,071,450
		50,100,200

MEDIA: 9.9%
Gannett Co., Inc., 144A, 8.750%, 11/15/14 (a)(f)	4,500,000	4,820,625
Kabel Deutschland GmbH, 10.625%, 07/01/14 (f)	3,000,000	3,161,250
McClatchy Co., The, 144A, 11.500%, 02/15/17 (a)	3,000,000	3,078,750
MDC Partners, Inc., 144A, 11.000%, 11/01/16 (a)(b)	6,250,000	6,789,063
Nielsen Finance LLC, 11.500%, 05/01/16 (f)	5,500,000	6,242,500
Valassis Communications, Inc., 8.250%, 03/01/15	6,750,000	6,969,375
Virgin Media Finance PLC, 8.375%, 10/15/19	500,000	516,250
WMG Acquisition Corp., 144A, 9.500%, 06/15/16 (a)	6,410,000	6,882,737
		38,460,550

REAL ESTATE: 1.4%
Agile Property Holdings, Ltd., 144A, 10.000%, 11/14/16 (a)	5,000,000	5,375,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CORPORATE BONDS, continued
SERVICES: 17.7%
Cardtronics, Inc., 9.250%, 08/15/13 (f)	$985,000	$1,021,938
Cardtronics, Inc., Series B, 9.250%, 08/15/13	5,255,000	5,452,063
Desarrolladora Homex SAB de CV, 7.500%, 09/28/15 (f)	2,000,000	2,040,000
Desarrolladora Homex SAB de CV, 144A, 9.500%, 12/11/19 (a)	5,000,000	5,312,500
FTI Consulting, Inc., 7.750%, 10/01/16 (f)	3,110,000	3,187,750
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	4,750,000	4,631,250
Marquette Transportation Co./Finance, 144A, 10.875%, 01/15/17 (a)(f)	2,000,000	2,042,500
Mobile Mini, Inc., 9.750%, 08/01/14 (f)	7,000,000	7,280,000
Navios Maritime Holdings, 9.500%, 12/15/14 (f)	7,000,000	7,087,500
Ship Finance International, Ltd., 8.500%, 12/15/13	7,000,000	6,965,000
Stream Global Services, Inc., 144A, 11.250%, 10/01/14 (a)(f)	6,500,000	6,792,499
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14 (f)	4,810,000	4,713,799
United Maritime LLC/ Corp., 144A, 11.750%, 06/15/15 (a)	7,000,000	7,210,000
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)(f)	4,500,000	4,792,500
		68,529,299

TELECOMMUNICATIONS: 17.3%
Alestra SA, 11.750%, 08/11/14 (f)	1,700,000	1,938,000
America Movil SAB de CV, 9.000%, 01/15/16 (b)(d)(MX)	25,000,000	2,106,618
Axtel SAB de CV, 144A, 9.000%, 09/22/19 (a)(f)	7,000,000	7,175,000
Digicel Group, Ltd., 144A, 12.000%, 04/01/14 (a)	6,000,000	6,825,000
Dycom Investments, Inc., 8.125%, 10/15/15 (b)	4,056,000	3,792,360
Global Crossing, Ltd.,144A, 12.000%, 09/15/15 (a)	6,250,000	6,968,750
Maxcom Telecomunicacione SA, 11.000%, 12/15/14 (f)	6,000,000	6,030,000
NII Capital Corp., 144A, 10.000%, 08/15/16 (a)(f)	4,000,000	4,400,000
NII Capital Corp., 144A, 8.875%, 12/15/19 (a)	4,000,000	4,160,000
Nordic Telephone Co. Holdings ApS, 144A, 8.875%, 05/01/16 (a)	5,050,000	5,441,375
Qwest Communications International, Inc., 7.500%, 02/15/14	3,000,000	3,067,500
Wind Acquisition Finance SA, 144A, 12.000%, 12/01/15 (a)	2,350,000	2,549,750
Wind Acquisition Finance SA, 144A, 11.750%, 07/15/17 (a)(c)(LU)	4,000,000	6,023,901
Windstream Corp., 7.875%, 11/01/17 (f)	2,500,000	2,475,000
Windstream Corp., 7.000%, 03/15/19 (f)	100,000	93,749
Zayo Group LLC/Zayo Cap, 144A, 10.250%, 03/15/17 (a)	4,000,000	4,060,000
		67,107,003
UTILITY: 0.6%
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	627,150	604,427
Intergen NV, 144A, 9.000%, 06/30/17 (a)	1,000,000	1,035,000
Ormat Funding Corp., 8.250%, 12/30/20 (b)	646,001	623,391
		2,262,818

TOTAL CORPORATE BONDS (Cost $337,425,324)		361,035,147

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
WARRANTS: 0.0%
Interactive Health, 04/01/11 (b)(e)(g)	2,495	$0
TOTAL WARRANTS (Cost $0,000)

CERTIFICATES OF DEPOSIT: 0.2%
Self Help Credit Union, 2.070%, 01/04/11	$100,000	100,000
ShoreBank Chicago, 1.850%, 08/03/10	100,000	100,000
ShoreBank Cleveland, 1.900%, 07/01/10	100,564	100,564
ShoreBank Pacific, 1.810%, 07/21/10	200,000	200,000
ShoreBank Pacific, 4.470%, 05/10/12	100,000	100,000
ShoreBank, CDARS, 2.000%, 06/23/10	200,000	200,000
ShoreBank, CDARS, 0.750%, 11/26/10	100,000	100,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,564)		900,564

TIME DEPOSIT: 3.7%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/10	14,373,000	14,373,000
TOTAL TIME DEPOSIT (Cost $14,373,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 16.4%
State Street Navigator Securities Lending Prime Portfolio, 0.210% (Cost $63,373,871)	63,373,871	63,373,871

TOTAL INVESTMENTS: 115.0% (Cost $421,714,376)		445,433,873

Payable upon return of securities loaned - (Net): -16.4%		(63,373,871)

Other assets and liabilities - (Net): 1.4%		5,351,140

Net Assets: 100.0%		$387,411,142

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Fair Valued security.

(f) Security or partial position of this security was on loan as of March 31, 2010. The total market value of securities on loan as of March 31, 2010 was $62,093,891.

(g)  Non-income producing security.

CDARS - Certificates of Deposit Account Registry Service

MX - Mexico

LU - Luxembourg

REIT - Real Estate Investment Trust

SA - South Africa

Schedule of Investments (Unaudited)
Pax World Women’s Equity Fund	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 88.3%
CONSUMER DISCRETIONARY: 3.7%
GameStop Corp., Class A (a)(b)(c)	22,800	$499,548
Hennes & Mauritz AB	6,500	422,674
Raffles Education Corp., Ltd.	617	161
Target Corp.	6,000	315,600
		1,237,983

CONSUMER STAPLES: 6.7%
Anheuser-Busch InBev NV, ADR (a)	3,500	176,575
Clorox Co. (c)	7,000	448,980
L’Oreal SA	3,300	347,040
Metro AG	7,000	415,298
PepsiCo, Inc.	5,000	330,800
Procter & Gamble Co., The	8,300	525,141
		2,243,834

ENERGY: 11.5%
BG Group PLC	36,000	623,441
BP PLC, ADR (c)	8,000	456,560
ConocoPhillips (b)	18,000	921,060
Devon Energy Corp.	3,800	244,834
Noble Corp. (a)	6,000	250,920
Penn Virginia Corp. (c)	9,000	220,500
Petroleo Brasileiro SA, ADR	4,500	200,205
Statoil ASA, ADR	39,500	921,535
		3,839,055

FINANCIALS: 16.3%
Bank of America Corp.	29,545	527,378
Bank of New York Mellon Corp., The	22,500	694,800
BlackRock, Inc.	4,875	1,061,580
Citigroup, Inc. (a)(c)	155,000	627,750
CME Group, Inc. (b)	1,300	410,943
Goldman Sachs Group, Inc., The (b)	3,000	511,890
JPMorgan Chase & Co.	11,250	503,438
National Australia Bank, Ltd.	16,000	403,697
State Street Corp. (b)	9,600	433,344
T Rowe Price Group, Inc. (c)	5,000	274,650
		5,449,470

HEALTH CARE: 15.6%
CardioNet, Inc. (a)(c)	15,000	114,750
CSL, Ltd.	15,000	501,020
Gen-Probe, Inc. (a)	8,000	400,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Gilead Sciences, Inc. (a)(b)	11,200	$509,376
Hologic, Inc. (a)(c)	33,000	611,820
Johnson & Johnson (b)	15,300	997,559
Mylan, Inc. (a)(c)	25,000	567,750
Pfizer, Inc. (b)	39,000	668,850
Roche Holding AG	2,935	476,675
Teva Pharmaceutical Industries, Ltd., ADR (b)	6,000	378,480
		5,226,280

INDUSTRIALS: 11.1%
A123 Systems, Inc. (a)(b)	10,700	147,018
AGCO Corp. (a)(c)	6,000	215,220
Cia de Concessoes Rodoviarias	14,500	321,987
Emerson Electric Co. (c)	16,800	845,712
Empresas ICA SAB de CV, ADR (a)	43,000	437,310
Expeditors International of Washington, Inc. (c)	15,000	553,800
Gamesa Corp. Tecnologica SA	20,000	273,928
Komatsu, Ltd.	17,100	359,262
Verisk Analytics, Inc. (a)(c)	20,000	564,000
		3,718,237

INFORMATION TECHNOLOGY: 15.1%
Adobe Systems, Inc. (a)(c)	12,000	424,440
Agilent Technologies, Inc. (a)(c)	12,000	412,680
Cisco Systems, Inc. (a)(c)	25,000	650,750
EMC Corp. (a)(b)	29,500	532,180
Google, Inc., Class A (a)	1,500	850,515
Hewlett-Packard Co. (c)	9,800	520,870
International Business Machines Corp.	2,200	282,150
Internet Capital Group, Inc. (a)(c)	60,600	512,070
Microsoft Corp.	18,000	526,860
Nuance Communications, Inc. (a)(c)	21,000	349,440
		5,061,955

MATERIALS: 4.6%
Nucor Corp. (c)	9,000	408,420
Rio Tinto PLC, ADR	1,300	307,749
Sims Metal Management, Ltd.	17,000	334,994
Syngenta AG, ADR	8,571	475,776
		1,526,939

TELECOMMUNICATION SERVICES: 1.3%
Leap Wireless International, Inc. (a)(c)	27,000	441,720

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES: 2.4%
Veolia Environnement, ADR	23,200	$802,024

TOTAL COMMON STOCKS (Cost $27,230,119)		29,547,497

EXCHANGE TRADED FUNDS: 3.4%
PowerShares DB Commodity Index Tracking Fund (a)	12,000	282,240
SPDR Gold Trust (a)	6,300	686,385
WisdomTree Dreyfus China Yuan Fund (a)	7,000	176,050

TOTAL EXHANGE TRADED FUNDS (Cost $1,039,293)		1,144,675

CORPORATE BONDS: 2.6%
FINANCIALS: 2.6%
Blue Orchard Microfinance, 4.936%, 07/31/11	$375,000	378,750
Calvert Social Investment Foundation, 3.000%, 03/31/11	500,000	500,000

TOTAL CORPORATE BONDS (Cost $875,000)		878,750

TIME DEPOSIT: 3.8%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/10 (Cost $1,247,000)	1,247,000	1,247,000

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 22.1%
State Street Navigator Securities Lending Prime Portfolio, 0.210% (Cost $7,382,112)	7,382,112	7,382,112

TOTAL INVESTMENTS: 120.2% (Cost $37,773,524)		40,200,034

Payable upon return of securities loaned - (Net): -22.1%		(7,382,112)

Other assets and liabilities - (Net): 1.9%		649,334

Net Assets: 100.0%		$33,467,256

(a) Non-income producing security.

(b) Security or partial position of this security has been segregated by the custodian to cover options contracts.

(c) Security or partial position of this security was on loan as of March 31, 2010. The total market value of securities on loan as of March 31, 2010 was $7,298,567.

ADR - American Depository Receipt

SCHEDULE OF WRITTEN OPTIONS	CONTRACTS	VALUE
CALLS:
CME Group, Inc. expires September 2010, exercise price $360.00	13	$(12,740)
TOTAL WRITTEN CALL OPTIONS (Premiums Received $12,701)		$(12,740)

PUTS:
A123 Systems, Inc. expires June 2010, exercise price $15.00	100	$(25,000)
Airgas, Inc. expires July 2010, exercise price $55.00	100	(8,500)
ConocoPhillips expires January 2012, exercise price $40.00	75	(27,000)
FTI Consulting, Inc. expires January 2011, exercise price $30.00	50	(5,750)
GameStop Corp. expires January 2011, exercise price $15.00	50	(3,250)
Goldman Sachs Group, Inc. expires January 2011, exercise price $110.00	30	(7,440)
Johnson & Johnson expires January 2011, exercise price $50.00	50	(3,200)
Netflix, Inc. expires January 2011, exercise price $40.00	60	(6,600)
Pfizer, Inc. expires January 2012, exercise price $15.00	75	(12,600)
State Street Corp. expires January 2011, exercise price $35.00	30	(4,800)
Verizon Communications, Inc. expires January 2012, exercise price $20.00	75	(6,000)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $155,933)		$(110,140)

Schedule of Investments (Unaudited)
Pax World Global Green Fund	March 31, 2010

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 95.9%
AUTO COMPONENTS: 5.1%
BorgWarner, Inc. (a)	3,900	$148,902
Denso Corp.	14,800	441,696
Johnson Controls, Inc.	16,700	550,933
		1,141,531

BUILDING PRODUCTS: 1.7%
Wavin NV	197,500	385,720

CHEMICALS: 7.9%
Linde AG	1,800	214,701
Nalco Holding Co.	10,500	255,465
Wacker Chemie AG	4,200	626,707
Xinyi Glass Holdings Co., Ltd.	745,200	678,726
		1,775,599

COMMERCIAL SERVICES & SUPPLIES: 8.5%
China Everbright International, Ltd.	806,100	409,158
Daiseki Co., Ltd.	33,100	689,999
Shanks Group PLC	253,333	388,372
Stericycle, Inc. (a)	7,650	416,925
		1,904,454

CONSTRUCTION & ENGINEERING: 1.6%
Kingspan Group PLC (a)	41,787	358,354

ELECTRIC UTILITIES: 5.6%
China Longyuan Power Group (a)	402,600	476,529
Covanta Holding Corp. (a)	19,300	321,538
Ormat Technologies, Inc.	15,900	447,426
		1,245,493

ELECTRICAL EQUIPMENT: 15.3%
Baldor Electric Co.	12,100	452,540
Chloride Group PLC	124,500	396,375
Emerson Electric Co.	12,300	619,182
Gamesa Corp. Tecnologica SA	38,650	529,367
Roper Industries, Inc.	8,500	491,640
SunPower Corp., Class B (a)	29,500	493,830
Vestas Wind Systems A/S (a)	8,341	453,787
		3,436,721

ELECTRONIC EQUIP & INSTRUMENTS: 2.2%
Delta Electronics, Inc.	156,104	494,300

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS: 9.4%
Horiba, Ltd.	20,000	$575,206
Itron, Inc. (a)	6,785	492,387
Shimadzu Corp.	64,000	513,533
Yamatake Corp.	22,500	526,944
		2,108,070

HOUSEHOLD PRODUCTS: 2.9%
Campbell Brothers, Ltd.	24,180	655,570

INDEPENDENT POWER PRODUCERS & ENERGY TRADER: 2.7%
EDP Renovaveis SA (a)	77,700	607,106

INDUSTRIAL CONGLOMERATES: 3.5%
3M Co.	9,400	785,558

LIFE SCIENCES TOOLS & SERVICES: 2.9%
Thermo Fisher Scientific, Inc. (a)	12,800	658,432

MACHINERY: 14.8%
GEA Group AG	23,600	546,686
Hansen Transmissions International (a)	443,100	608,862
IDEX Corp.	11,450	378,995
Kurita Water Industries, Ltd.	17,650	500,644
Pall Corp.	13,000	526,370
Pentair, Inc.	9,150	325,923
Rotork PLC	20,120	428,703
		3,316,183

METALS & MINING: 2.5%
Sims Metal Management, Ltd.	28,059	552,917

MULTI-UTILITIES: 3.0%
Veolia Environnement	19,327	668,487

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.5%
Applied Materials, Inc.	41,800	563,464

WATER UTILITIES: 3.8%
California Water Service Group	13,100	492,691
Manila Water Co., Inc.	1,007,900	350,909
		843,600

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued

TOTAL COMMON STOCKS (Cost $19,236,514)		$21,501,559

REPURCHASE AGREEMENT: 4.0%
State Street Repo, 0.010%, 04/01/2010 (collateralized by Federal Home Loan Bank, 4.375%, due 09/17/10, principal amount $910,000; market value $928,655)
TOTAL REPURCHASE AGREEMENT (Cost $907,000)	$907,000	907,000

TOTAL INVESTMENTS: 99.9% (Cost $20,143,514)		22,408,559

Other assets and liabilities - (Net): 0.1%		30,795

Net Assets: 100.0%		$22,439,354

(a) Non-income producing security.

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,208,487	5.4%
BELGIUM	608,862	2.7%
CHINA	476,529	2.1%
DENMARK	453,787	2.0%
FRANCE	668,487	3.0%
GERMANY	1,388,094	6.2%
GREAT BRITAIN	1,213,450	5.4%
HONG KONG	1,087,884	4.8%
IRELAND	358,354	1.6%
JAPAN	3,248,022	14.5%
NETHERLANDS	385,720	1.7%
PHILIPPINES	350,909	1.6%
SPAIN	1,136,473	5.1%
TAIWAN	494,300	2.2%
UNITED STATES	8,422,201	37.6%
REPURCHASE AGREEMENT	907,000	4.0%
Other assets and liabilities - (Net)	30,795	0.1%
TOTAL	$22,439,354	100.0%

Notes to Schedules of Investments

Pax World Funds Series Trust I

Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. Each of the Pax World Balanced Fund (“Balanced”), Pax World Growth Fund (“Growth”), Pax World Small Cap Fund (“Small Cap”), Pax World International Fund (“International”), Pax World High Yield Bond Fund (“High Yield Bond”), Pax World Women’s Equity Fund (“Women’s Equity”), and Pax World Global Green Fund (“Global Green”) (each a “Fund” and collectively, the “Funds”) is a diversified series of the Trust.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Valuation of Investments Investments for which market quotations are readily available are valued at fair value. Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the net asset value of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.  If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value.  These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which the Funds’ net asset value is, determined; and changes in overall market conditions.  At March 31, 2010, the High Yield Bond Fund held two securities fair valued at $55,598, representing 0.01% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2010:

	Level One	Level Two	Level Three	Totals

Balanced
Common Stocks-Domestic	$1,389,468,773	$—	$—	$1,389,468,773
Common Stocks-Foreign	11,753,392	24,523,666	—	36,277,058
Preferred Stocks	5,346,147	—	—	5,346,147
Exchange Traded Funds	23,774,181	—	—	23,774,181
Corporate Bonds	—	228,584,765	—	228,584,765
U.S. Govt Agency Bonds	—	114,610,513		114,610,513
Government Bonds		13,585,896	—	13,585,896
Municipal Bonds	—	51,939,300	—	51,939,300
U.S. Treasury Notes	—	30,904,616	—	30,904,616
Mortgage-Backed Securities	—	79,641,420	—	79,641,420
Cash Equivalents	6,401,000	161,230,584	—	167,631,584
Equity Call/Put Options Written	(1,836,429)	—	—	(1,836,429)
Total	$1,434,907,064	$705,020,760	$—	$2,139,927,824
Growth
Common Stocks-Domestic	$99,971,958	$—	$—	$99,971,958
Common Stocks-Foreign	—	801,290	—	801,290
Preferred Stocks	462,555	—	—	462,555
Exchange Traded Funds	1,953,000	3,903,606	—	5,856,606
Equity Call/Put Options Written	(59,783)	—	—	(59,783)
Total	$102,327,730	$4,704,896	$—	$107,032,626
Small Cap
Common Stocks	$4,674,231	$—	$—	$4,674,231
Exchange Traded Funds	778,000	—	—	778,000
Total	$5,452,231	$—	$—	$5,452,231
International
Common Stocks-Foreign	$5,450,653	$10,278,708	$—	$15,729,361
Preferred Stocks-Foreign	113,900	—	—	113,900
Exchange Traded Funds-Domestic	1,221,704	—	—	1,221,704
Exchange Traded Funds-Foreign	216,172	—	—	216,172
Cash Equivalents	79,000	—	—	79,000
Common Stocks-Foreign	$5,450,653	$10,278,708	$—	$15,729,361

High Yield Bond
Preferred Stocks	$5,751,291	$—	$—	$5,751,291
Corporate Bonds	—	360,979,549	55,598	361,035,147
Cash Equivalents	14,373,000	64,274,435	—	78,647,435
Total	$20,124,291	$425,253,984	$55,598	$445,433,873
Women’s Equity
Common Stocks-Domestic	$25,067,321	$—	$—	$25,067,321
Common Stocks-Foreign	321,987	4,158,189	—	4,480,176
Preferred Stocks	—	—	—	—
Exchange Traded Funds	1,144,675	—	—	1,144,675
Corporate Bonds	—	500,000	378,750	878,750
Cash Equivalents	1,247,000	7,382,112	—	8,629,112
Equity Call/Put Options Written	(122,880)	—	—	(122,880)
Total	$27,658,103	$12,040,301	$378,750	$40,077,154
Global Green
Common Stocks-Domestic	$8,430,583	$—	$—	$8,430,583
Common Stocks-Foreign	—	13,070,976		13,070,976
Cash Equivalents	—	907,000	—	907,000
Total	$8,430,583	$13,977,976	$—	$22,408,559

*  Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	High Yield Bond	Women’s Equity
Corporate Bonds
Balance as of December 31, 2009	$66,584	$525,000
Realized Gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(13,889)	(21,250)
Net purchases (sales)	—	(125,000)
Transfers in and/or out of Level Three	—	—
Balance as of March 31, 2010	$55,598	$378,750

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank & Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, a registered Rule 2(a)-7 money market fund.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Funds and the Agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2010, the value of securities loaned and payable for collateral due to brokers were as follows.

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral
Fund	Securities Loaned	to Broker	Value

Balanced	$153,716,648	$157,624,223	$—
Growth	7,144,813	3,908,606	3,367,743
High Yield Bond	62,093,891	63,373,871	—
Women’s Equity	7,298,567	7,382,112	133,385

Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2010 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$304,159,279	$16,511,609	$160,919,002	$24,915,000
Growth	6,845,735	—	6,509,199	—
Small Cap	2,770,936	—	1,803,710	—
International	6,197,834	—	787,692	—
High Yield Bond	59,865,660	—	64,344,450	—
Women’s Equity	7,054,936	—	7,874,992	—
Global Green	6,945,413	—	3,409,156	—

* Excluding short-term investments and US Government bonds.

The identified cost of investments owned at March 31, 2010 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2010 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,926,491,678	$263,000,723	$47,728,148	$215,272,575
Growth	91,140,337	19,386,852	3,434,780	15,952,072
Small Cap	5,080,300	452,892	80,961	371,931
International	16,569,348	1,161,294	370,505	790,789
High Yield Bond	421,714,376	26,971,930	3,252,433	23,719,497
Women’s Equity	37,759,524	3,626,868	1,200,358	2,426,510
Global Green	20,143,514	2,885,988	620,943	2,265,045

At March 31, 2010, the Women’s Equity Funds had an unrealized foreign currency gain of $158; and the Balanced, Growth, International, High Yield Bond, and Global Green Funds had unrealized foreign currency losses of $30,697; $351; $507; $4,997 and $3,369; respectively.

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option. Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the three-month period ended March 31, 2010 is as follows:

	Outstanding					Outstanding
	at 12/31/09	Written	Closed	Expired	Exercised	at 03/31/10

Balanced Fund
Call Options
Number of contracts	7,112	3,313	(5,150)	—	(925)	4,350
Premiums received	$1,162,043	$1,255,694	$(872,767)	$—	$(87,939)	$1,457,031
Put Options
Number of contracts	6,400	3,565	(1,300)	(400)		8,265
Premiums received	$1,007,066	$702,901	$(150,098)	$(141,698)	$—	$1,418,171

Growth Fund
Call Options
Number of contracts	136	100	—	(50)	—	186
Premiums received	$35,792	$9,000	—	$(4,700)	$—	$40,092
Put Options
Number of contracts	150	—	(20)	—		130
Premiums received	$30,810	—	$(3,040)	$—	$—	$27,770

Women’s Equity Fund
Call Options
Number of contracts	62	13	(62)	—	—	13
Premiums received	$22,594	$12,701	$(22,594)	—	$—	$12,701
Put Options
Number of contracts	545	500	(300)	(50)	—	695
Premiums received	$171,243	$127,293	$(137,503)	$(5,100)	—	$155,933

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2010, the Balanced Fund held $22,878,962 or 1.16% of net assets, and the High Yield Bond Fund held $160,501,165 or 41.43% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2010, the Balanced Fund held $4,381,766 if illiquid securities, representing 0.22% of net assets, and the High Yield Bond Fund held $26,595,832 of illiquid securities, representing 6.87% of net assets. The Funds will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Funds may experience difficulty in closing out positions at prevailing market prices.

Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2009 and 2008 was as follows:

	Distributions paid in 2009			Distributions paid in 2008
	Ordinary	Return of	Long-term	Ordinary	Long-term
Fund	income	Capital	capital gains	income	capital gains

Balanced	$30,190,818	—	—	$39,942,682	$24,284,552
Growth	—	—	—	—	2,254,804
Small Cap	43	—	—	1,970	—
International	38,564	7,968	—	22,864	—
High Yield Bond	24,542,539	—	—	9,097,890	—
Women’s Equity	154,860	9,340	—	276,228	1,189,254
Global Green	150,379	—	—	24,532	—

Under current tax laws, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  During the period from November 1, 2009 through December 31, 2009, the Growth Fund and the Women’s Equity Fund incurred capital losses of $13,040 and $119,014, respectively; and the Growth Fund, International Fund and the Women’s Equity Fund incurred foreign currency losses of $2,574; $1,243; and $1,712, respectively.  These losses are treated for Federal income tax purposes as if they occurred on January 1, 2010. Accordingly, during 2009 the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2005 through 2008).  The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.  Management has concluded that, as of and during the period ended December 31, 2009, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Item 2.    Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 28, 2010

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/May 28, 2010